Financial Instruments / Risk Management - Schedule of Carrying Amounts of Financial Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Accrued income	SFr 1,179	SFr 629	SFr 1,383	SFr 876
Short-term financial assets	96,035	70,955
Cash and cash equivalents	64,265	27,708	43,852	38,327
Trade payables	1,204	5,871
Accrued expenses and other payables	19,922	18,198
Warrant liabilities	SFr 15,110	SFr 19,851	SFr 7,363	SFr 5,370